Capital management (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of capital items [Table Text Block]
	December 31	December 31
	2017	2016
Cash and cash equivalents	$20,966	$19,875
Undrawn revolving credit facility	4,799	25,000
Current debt	30,310	50,841
Long-term debt	47,625	52,906
Shareholders' equity	59,731	461,130